Derivatives - held for trading and hedging derivatives - Foreign currency hedges (Details)
$ in Thousands, € in Millions, ¥ in Millions, £ in Millions, zł in Millions, kr in Millions, SFr in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2017 PLN (zł)	Dec. 31, 2017 NOK (kr)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 COP ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 CLP ($)	Dec. 31, 2017 CHF (SFr)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2017 GBP (£)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 PLN (zł)	Dec. 31, 2016 NOK (kr)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 COP ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 CLP ($)	Dec. 31, 2016 CHF (SFr)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Hedges of net investment in foreign operations
Hedging derivatives
Notional amount														€ 20,121												€ 23,942	€ 17,790
Net hedged positon														20,786												21,680
Foreign currency swaps and forwards | Hedges of net investment in foreign operations
Hedging derivatives
Net hedged positon														19,445												20,914
Spot foreign currency purchases and sales | Hedges of net investment in foreign operations
Hedging derivatives
Net hedged positon														1,341												766
Brazilian real
Hedging derivatives
Net hedged positon											R$ 27,850			7,010									R$ 25,400			7,404
Gain (loss) on hedges	€ 306	€ (1,877)
Mexican peso
Hedging derivatives
Net hedged positon					$ 48,523									2,051			$ 46,593									2,140
Gain (loss) on hedges	52	247
Polish zloty
Hedging derivatives
Net hedged positon			zł 9,725											2,328	zł 8,962											2,032
Gain (loss) on hedges	(163)	26
Chilean peso
Hedging derivatives
Net hedged positon								$ 2,206,000						2,994						$ 2,670,000						3,773
Gain (loss) on hedges	21	(447)
Colombian peso
Hedging derivatives
Net hedged positon						$ 46,973,000								13				$ 103,122,000								33
Gain (loss) on hedges	1	(5)
Norwegian krone
Hedging derivatives
Net hedged positon				kr 7,665										779		kr 8,107										892
Gain (loss) on hedges	44	(53)
Chinese yuan
Hedging derivatives
Net hedged positon							¥ 7,714							912					¥ 8,221							1,123
Gain (loss) on hedges	(16)	6
Pound sterling
Hedging derivatives
Net hedged positon												£ 2,980		3,359										£ 3,010		3,516
Pound sterling | Spot foreign currency purchases and sales
Hedging derivatives
Net hedged positon												£ 235		264										£ 332		388
Gain (loss) on hedges	113	739
U.S. dollar
Hedging derivatives
Net hedged positon													$ 1,183	987											$ 321	304
Gain (loss) on hedges	(86)	(38)
Canadian dollar
Hedging derivatives
Net hedged positon										$ 23.0				15								$ 30.0				21
Gain (loss) on hedges	1	(1)
Swiss franc
Hedging derivatives
Net hedged positon									SFr 88					€ 75							SFr 57					€ 53
Gain (loss) on hedges	€ 6	€ (1)